Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per common share (Parentheticals) - $ / shares	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Class A [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per common share (Parentheticals) [Line Items]
Diluted weighted average shares outstanding	10,855,753	17,250,000		15,118,584	16,615,809	16,776,099
Diluted net loss per common share	$ (0.01)	$ 0.05		$ 0.25	$ (0.02)	$ (0.02)
Class B [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per common share (Parentheticals) [Line Items]
Diluted weighted average shares outstanding	4,312,500	4,312,500	3,750,000	4,312,500	4,291,820	4,297,047
Diluted net loss per common share	$ (0.01)	$ 0.05	$ 0.00	$ 0.25	$ (0.02)	$ (0.02)